Dividends - Summary of number of shares dividend distributed (Detail) - shares shares in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Final Dividends | Rio Tinto plc
Disclosure of Dividends [Line Items]
Previous year dividend number of shares (in shares)	1,247.6	1,246.4	1,265.0
Interim dividend number of shares (in shares)	1,247.8	1,246.5	1,256.4
Final Dividends | Rio Tinto Limited
Disclosure of Dividends [Line Items]
Previous year dividend number of shares (in shares)	371.2	371.2	371.2
Interim dividend number of shares (in shares)	371.2	371.2	371.2
Special Dividends | Rio Tinto plc
Disclosure of Dividends [Line Items]
Previous year dividend number of shares (in shares)	1,247.6	1,246.4	1,265.0
Interim dividend number of shares (in shares)	1,247.8	1,246.5	1,256.4
Special Dividends | Rio Tinto Limited
Disclosure of Dividends [Line Items]
Previous year dividend number of shares (in shares)	371.2	371.2	371.2
Interim dividend number of shares (in shares)	371.2	371.2	371.2